Stockholder's Equity - Additional Information (Detail) - shares	Sep. 30, 2020	Sep. 23, 2020	Jun. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares, issued	41,162,392	2,576,484		2,250,696	0
Common stock, shares, outstanding	41,096,319	2,576,484		2,250,696	0
Common stock, shares authorized	150,000,000			138,000,000	0
Preferred stock, shares authorized	10,000,000		10,000,000	0
Preferred Stock, Shares Outstanding	0		0	0
Preferred stock, shares issued	0			0
Voting Common Stock [Member]
Common stock, shares authorized	147,494,175
Non Voting Common Stock [Member]
Common stock, shares authorized	2,505,825